S000076590 [Member] Expense Example - iShares Interest Rate Hedged U.S. Aggregate Bond ETF - iShares Interest Rate Hedged U.S. Aggregate Bond ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 13
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	84
Expense Example, with Redemption, 10 Years	$ 198